Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 64,476	$ 78,353
Additions	3,175	3,206
Impairment	(597)	(10)
Disposals		(17,041)
Effects of movement in exchange rate	11	(32)
Ending balance	67,065	64,476
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(27,914)	(36,524)
Amortization	8,064	8,427
Disposals		(17,041)
Effects of movement in exchange rate	7	4
Ending balance	(35,985)	(27,914)
Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		36,562
Ending balance	31,080
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	24,746	29,533
Disposals		(13,597)
Transfers	2,034	8,810
Ending balance	26,780	24,746
Internally Generated Completed [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(14,526)	(24,350)
Amortization	3,440	3,797
Disposals		(13,597)
Effects of movement in exchange rate		(24)
Ending balance	(17,966)	(14,526)
Internally Generated Completed [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		10,220
Ending balance	8,814
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,543	7,147
Additions	3,175	3,206
Impairment	(597)
Transfers	(2,034)	(8,810)
Ending balance	2,087	1,543
Internally Generated In Process [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,543
Ending balance	2,087
Software licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	487	3,973
Impairment		(10)
Disposals		(3,444)
Effects of movement in exchange rate	11	(32)
Ending balance	498	487
Software licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(301)	(3,612)
Amortization	100	105
Disposals		(3,444)
Effects of movement in exchange rate	7	28
Ending balance	(408)	(301)
Software licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		186
Ending balance	90
Customer relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,900	8,900
Ending balance	8,900	8,900
Customer relationships | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,558)	(2,493)
Amortization	1,064	1,065
Ending balance	(4,622)	(3,558)
Customer relationships | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		5,342
Ending balance	4,278
Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000	1,000
Ending balance	1,000	1,000
Brand | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,000
Ending balance	1,000
Acquired technology assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	21,000	21,000
Ending balance	21,000	21,000
Acquired technology assets | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(5,922)	(3,822)
Amortization	2,100	2,100
Ending balance	(8,022)	(5,922)
Acquired technology assets | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		15,078
Ending balance	12,978
Regulatory licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,800	6,800
Ending balance	6,800	6,800
Regulatory licenses | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,607)	(2,247)
Amortization	1,360	1,360
Ending balance	(4,967)	(3,607)
Regulatory licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		$ 3,193
Ending balance	$ 1,833